Related Party Transactions (Details) - USD ($) $ in Millions		3 Months Ended	12 Months Ended
		Sep. 30, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Jan. 05, 2017	Oct. 31, 2016
Related Party Transaction [Line Items]
General and administrative	[1]		$ 14.0	$ 10.0	$ 8.0
Due to Affiliate, Current	[2]		40.0	86.0
Due to Affiliate, Noncurrent	[2]		618.0	618.0
NRG Repowering Holdings LLC [Member]
Related Party Transaction [Line Items]
Due to Affiliate			7.0
Payments				18.0
Receipt of payments		$ 11.0
GenOn Energy Services LLC [Member]
Related Party Transaction [Line Items]
Due to Affiliate			1.0	6.0
Affiliated Entity [Member]
Related Party Transaction [Line Items]
General and administrative					6.0
NRG Yield [Member] | NRG [Member]
Related Party Transaction [Line Items]
Management Services Fee, Increase				0.5
General and administrative			10.0	8.0
NRG Yield [Member] | NRG [Member] | Scenario, Plan [Member]
Related Party Transaction [Line Items]
Management Services Fee, Annual			7.5
NRG Yield, Inc. [Member] | NRG [Member]
Related Party Transaction [Line Items]
Due to Affiliate			3.0
Thermal [Member] | NRG [Member]
Related Party Transaction [Line Items]
Due to Affiliate			20.0	29.0
Due to Affiliate, Current			11.0
Related Party Transaction, Expenses from Transactions with Related Party			29.0	29.0	27.0
Due to Affiliate, Noncurrent			9.0
Marsh Landing [Member] | GenOn Energy Services LLC [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Expenses from Transactions with Related Party			14.0	13.0	13.0
Related Party Costs, Capitalized Amount					2.0
Marsh Landing [Member] | NRG RENOM [Member]
Related Party Transaction [Line Items]
Due to Affiliate			5.0	1.0
Related Party Transaction, Expenses from Transactions with Related Party			13.0	7.0
El Segundo [Member] | NRG El Segundo Operations, Inc. [Member]
Related Party Transaction [Line Items]
Due to Affiliate			1.0
Related Party Transaction, Expenses from Transactions with Related Party			4.0	4.0
CVSR [Member] | NRG Energy Services LLC [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Expenses from Transactions with Related Party			4.0	7.0
November 2015 Drop Down Assets [Member] | NRG [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Other Revenues from Transactions with Related Party				16.0	12.0
NRG Energy Center Minneapolis LLC [Member] | NRG [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Expenses from Transactions with Related Party			7.0	8.0	2.0
Elbow Creek [Member] | NRG [Member]
Related Party Transaction [Line Items]
Revenue from Related Parties			8.0
NECP [Member] | NRG [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amount to be Paid Upon Completion of Project							$ 79.0
Operations and Maintenance services [Member] | Walnut Creek [Member] | NRG [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Expenses from Transactions with Related Party			3.0	3.0	2.0
Support services [Member] | November 2015 Drop Down Assets [Member] | NRG [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Expenses from Transactions with Related Party			$ 2.0	$ 3.0	$ 1.0
Subsequent Event [Member] | NECP [Member] | NRG [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amount to be Paid Upon Completion of Project						$ 87.0

[1]	Retrospectively adjusted as discussed in Note 1, Nature of Business.
[2]	Retrospectively adjusted as discussed in Note 1, Nature of Business.